CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Loss for the year	$ (467,711)	$ (391,723)	$ (687,057)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Amortization	139,323	146,210	188,078
Change in asset retirement obligation	70,971	48,634	16,000
Stock-based compensation	104,519	124,458	108,302
Warrant expense (gain)	1,000	0	(992)
Unrealized foreign exchange loss (gain)	(12,405)	11,848	11,969
Purchase of trading securities	(253,554)	(62,742)	(118,289)
Proceeds on sale of trading securities	150,193	15,329	140,121
Net (loss) gain on sales of trading securities	(31,612)	15,363	26,217
Provision for doubtful debts	0	97,493	0
Changes in non-cash working capital items:
(Increase) decrease in receivables and other assets	(158,591)	(26,082)	167,837
(Increase) decrease in inventory	(186,725)	36,006	(89,938)
Increase (decrease) in accounts payable and accrued liabilities	22,892	15,923	(80,114)
Net cash (used in) provided by operating activities	(621,700)	30,717	(317,866)
CASH FLOWS FROM INVESTING ACTIVITIES
Restricted cash	0	0	0
Net cash used in investing activities	0	0	0
CASH FLOWS FROM FINANCING ACTIVITIES
Issuances of capital stock, net of financing costs	693,728	0	0
Proceeds from exercise of options	48,756	0	0
Repurchase of capital stock	(69,774)	(18,901)	(136,679)
Net cash provided by (used in) financing activities	672,710	(18,901)	(136,679)
Change in cash and cash equivalents during the year	51,010	11,816	(454,545)
Cash and cash equivalents, beginning of the year	862,552	850,736	1,305,281
Cash and cash equivalents, end of the year	$ 913,562	$ 862,552	$ 850,736